Related Party Transactions (Summary of Significant Related Party Transaction) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Related Party Transaction [Line Items]
Sales and marketing services	$ 128,830	$ 60,639	$ 49,893
Corporate expenses	57,191	33,514	29,684
Online advertising	13,827	6,535	3,892
Advertising slots expense	17,518	20,046	13,783
Sohu [Member]
Related Party Transaction [Line Items]
Sales and marketing services	13,390	14,026	6,002
Corporate expenses	12	27	1,483
Online advertising	373	50	37
Sohu [Member] | 17173 Business [Member]
Related Party Transaction [Line Items]
Acquisition of the 17173 Business from Sohu	0	0	163,784
Jin Dian [Member]
Related Party Transaction [Line Items]
Advertising slots expense	$ 1,310	$ 1,552	$ 763